Convertible Redeemable Preferred Shares (Detail Textuals 2)	12 Months Ended
Dec. 31, 2018
Series D
Temporary Equity [Line Items]
Percentage of dividend received	5.00%
Series C
Temporary Equity [Line Items]
Percentage of dividend received	5.00%
Series B
Temporary Equity [Line Items]
Percentage of dividend received	5.00%
Series A
Temporary Equity [Line Items]
Percentage of dividend received	5.00%